Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered into any derivative contracts that are indexed to the company’s shares and classified as shareholder’s equity or that are not reflected in the Company’s consolidated financial statements. Furthermore, the Company does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with us.

The following table sets forth the Company’s contractual obligations as of June 30, 2024:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years

Operating lease payment	7,742,886	2,989,195	2,613,699	2,139,992
Bank borrowings	25,536,891	25,536,891	-	-
Loan from a related party	2,000,000	2,000,000
Loans from a third party	2,829,023	2,829,023	-	-
Loan from shareholders	16,335,567	-	16,335,567	-
Total	54,444,367	33,355,109	18,949,266	2,139,992

Other than as shown above, the Company did not have any significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2024.